INCOME TAXES - Tax loss carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Canada
INCOME TAXES
Operating losses	$ 80,919	$ 54,573
Capital losses	31,077	3,930
Panama
INCOME TAXES
Operating losses	918	712
United States
INCOME TAXES
Operating losses	$ 16,857	$ 8,982